Property and equipment (Tables)	12 Months Ended
Jun. 30, 2024
Property and equipment.
Schedule of reconciliation of changes in property and equipment

	Construction	Leasehold	Other fixed assets and	Total property and
(in € thousands)	in progress	improvements	office equipment	equipment
Cost
As of July 1, 2022	9,779	10,222	14,057	34,058
Additions	17,094	1,387	3,687	22,168
Disposals	—	—	(2)	(2)
As of June 30, 2023	26,873	11,609	17,742	56,223

Accumulated depreciation and impairment
As of July 1, 2022	—	6,360	10,006	16,366
Depreciation charge of the year	—	635	1,993	2,628
Disposals	—	—	—	—
As of June 30, 2023	—	6,995	11,999	18,996

Carrying amount
As of July 1, 2022	9,779	3,862	4,050	17,691
As of June 30, 2023	26,873	4,614	5,740	37,227

Cost
As of July 1, 2023	26,873	11,608	17,742	56,223
Additions	5,445	1,789	5,224	12,459
Transfer	(31,909)	5,139	26,770	—
Disposals	(409)	(321)	(64)	(794)
As of June 30, 2024	0	18,215	49,672	67,888

Accumulated depreciation and impairment
As of July 1, 2023	—	6,995	12,001	18,996
Depreciation charge of the year	—	1,055	4,183	5,238
Disposals	—	—	—	—
As of June 30, 2024	—	8,050	16,184	24,234

Carrying amount
As of July 1, 2023	26,873	4,614	5,740	37,227
As of June 30, 2024	0	10,166	33,487	43,653